Prospectus Supplement

October 21, 2009

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 21, 2009 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2009 of:

International Growth Equity Portfolio

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for Morgan Stanley Institutional Fund, Inc., expects to propose to the Board of Directors of Morgan Stanley Institutional Fund, Inc. that it approve a reorganization of the International Growth Equity Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of Morgan Stanley Institutional Fund, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  MSIGLINSPT1 10/09

Prospectus Supplement

October 21, 2009

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 21, 2009 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2009 of:

Large Cap Relative Value Portfolio

U.S. Small/Mid Cap Value Portfolio

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for Morgan Stanley Institutional Fund, Inc., expects to propose to the Board of Directors of Morgan Stanley Institutional Fund, Inc. that it approve a reorganization of each of the Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio (each a "Portfolio") into newly organized mutual funds advised by an affiliate of Invesco. It is MSIM's current expectation that each newly organized Invesco fund would be managed by the same portfolio management team which currently manages each Portfolio. If approved by the Board of Morgan Stanley Institutional Fund, Inc., the reorganization would be submitted to the stockholders of each Portfolio for their approval.

Please retain this supplement for future reference.

  MSIEQUSPT 10/09